Employee benefits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure Of Employee Benefits [Abstract]
Gratuity payable	₨ 119,610		₨ 99,120
Compensated absences	51,201		48,360
Non-current provisions for employee benefits	₨ 170,811	$ 2,469	₨ 147,480